ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE

9.        ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE

On December 30, 2014, Xin Run entered into a definitive sale and leaseback agreement with Beijing Federation of Supply and Marketing Cooperatives ("BFSMC"), according to which Xin Run should hand over to BFSMC two IDC buildings (5# and 6#) by September 2015 for a consideration of RMB 960 million through transferring the ownership of the two IDC buildings from Xin Run to Beijing Zhao Du, and selling all Beijing Zhao Du's equity interests to BFSMC. On February 6, 2015, Xin Run entered into a supplementary agreement with BFSMC and one subsidiary of BFSMC, Beijing Shi Xin Heng Tai Investment Co., Ltd ("SXHT"), according to which the subsidiary SXHT became the beneficiary of the original arrangement and took over the rights and obligations from February 27, 2015. Consideration of RMB 672 million was received from the subsidiary by September 2015. Starting in August 2017, Xin Run and the buyer entered into a series of lawsuits. On December 31, 2019, the court sentenced that the original equity transfer agreement with SXHT is invalid and both parties should return the money received.As of December 31, 2021, the second instance of this case has been completed(Note 25).

In April 2014, Xin Run entered into a framework agreement with a third-party company, pursuant to which Xin Run agreed to sell the IDC building 3# to it. In August 2014, the Group established Beijing Shuo Ge. The consideration of RMB 325 million was received from the third-party company by January 2015. In July 2015, Xin Run sold the total CIP along with related land use right of IDC building 3# to Beijing Shuo Ge. On December 29, 2017, Xin Run entered into an equity transfer agreement with the third-party company, under which Xin Run would transfer 100% equity interest in Beijing Shuo Ge to it before September 2018. On April 3, 2019, Xin Run entered into a definitive equity transfer agreement with the third-party company, pursuant to which, Xin Run agrees to transfer 100% equity interest in Beijing Shuo Ge to the third-party company with a reduced consideration of RMB251,800,000 (US$36,169,000) and would return the difference of RMB73,200,000 (US$10,515,000) between original and reduced consideration in 5 years from 2019 to 2024 (Note 15). The disposal of Beijing Shuo Ge was completed in May 2019, resulting a disposal gain of RMB18,285,000 (US$2,626,000).

As of December 31, 2020 and 2021, all the assets and liabilities of Beijing Zhao Du were classified as assets and liabilities held for sale.

Assets and liabilities classified as held for sale are required to be recorded at the lower of carrying value or fair value less any costs to sell. As of December 31, 2020 and 2021, the carrying value of Beijing Zhao Du and Beijing Shuo Ge’s net assets were less than fair value less costs to sell, and accordingly, no adjustment to the asset value was made necessary. Beijing Zhao Du and Beijing Shuo Ge did not meet the criteria to be classified as discontinued operations because they did not represent a strategic shift that has (or will have) a major impact on the Group’s operations and financial results to meet the criteria to be classified as discontinued operations.

9.        ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (CONTINUED)

The major classes of assets and liabilities held for sale were as follows:

	December 31,
	2020	2021
	RMB’000	RMB'000	US$’000
Prepaid expenses and other current assets	15,478	15,478	2,429
Property and equipment	318,446	318,446	49,971
Land use right, net	8,646	8,646	1,357
Assets held for sale	342,570	342,570	53,757
Accrued expenses and other current liabilities	6,814	8,944	1,404
Amounts due to the Company	447	—	—
Liabilities held for sale	7,261	8,944	1,404

The operating results of the subsidiaries held for sale during the three years ended December 31, 2021 that are not presented within discontinued operations and are summarized as follow:

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Net revenue	—	—	—	—
Loss before income taxes	(5,682)	(2,960)	(1,188)	(186)

Loss before income taxes attributable to the non-controlling interest from the subsidiaries held for sale for the years ended December 31, 2019, 2020 and 2021 were RMB57,000, RMB30,000 and RMB 12,000 (US$2,000), respectively.